Discontinued Operations and Non-Current Asset Classified as Held For Sale - Summary of Non-current Assets and Liabilities Held for Sale (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	S/ 948,978	S/ 801,140	S/ 626,180
Trade accounts receivables, net	821,737	1,007,828
Inventories, net	552,573	514,047
Total assets	6,404,464	7,430,396
Liabilities
Borrowings	799,066	1,202,672
Deferred income tax liabilities	112,734	75,347
Total liabilities	4,528,379	4,940,465
Adexus S.A. [member] | Non-current assets held for sale [member]
Assets
Cash and cash equivalents	1,723	6,074
Trade accounts receivables, net	129,739	157,351
Inventories, net	2,828	3,999
Other assets, net	68,730	80,374
Total assets	203,020	247,798
Liabilities
Borrowings	91,529	71,810
Accounts payable	118,497	148,817
Deferred income tax liabilities		5,201
Total liabilities	210,026	225,828
Total net assets	S/ (7,006)	S/ 21,970